THE PHOENIX EDGE(R) - SVUL

 PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT ISSUED BY PHL VARIABLE INSURANCE COMPANY

          SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003 AND JUNE 2, 2003



THE FOLLOWING IS ADDED AT THE END OF THE "POLICY OPTIONS" DESCRIPTION IN THE RISK/BENEFIT SUMMARY IN YOUR PROSPECTUS:

For policies issued on and after September 3, 2003, only Policy Option A is available to policies issued as part of a qualified plan.

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September 3, 2003             Keep this supplement with your prospectus for future reference.
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TF836